Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Common Stock Issuable	Common Stock Held In Escrow	Accumulated Deficit During Development Stage	Noncontrolling Interest	Total
Beginning Balance, Shares at Dec. 31, 2012	200	42,970,441
Beginning Balance, Amount at Dec. 31, 2012		$ 42,970	$ 6,116,420		$ 39,469	$ (5,820,572)		$ 378,287
Sale of common stock, Shares		5,517,160
Sale of common stock, Amount		$ 5,519	2,041,681					2,047,200
Common stock for services, Shares		25,000
Common stock for services, Amount		$ 25	6,475					$ 6,500
Cashless warrant exercises, Shares		138,328
Cashless warrant exercises, Amount		$ 138	(138)
Conversion of preferred stock to common stock, Shares	(1)	50,000
Conversion of preferred stock to common stock, Amount		$ 50	(50)
Warrants issued for services			470,447					$ 470,447
Warrants issued for finance costs			174,977					$ 174,977
Escrow shares returned			$ 31,028		$ (31,028)
Employee stock options
Net loss						$ (3,037,594)		$ (3,037,594)
Ending Balance, Shares at Dec. 31, 2013	199	48,700,929
Ending Balance, Amount at Dec. 31, 2013		$ 48,702	$ 8,840,840		$ 8,441	$ (8,858,166)		39,817
Sale of common stock, Shares		7,707,815
Sale of common stock, Amount		$ 7,707	3,708,945	$ 401,130				4,117,782
Common stock for services, Shares		505,000
Common stock for services, Amount		$ 505	596,245	$ 34,800				$ 631,550
Cashless warrant exercises, Shares		933,605
Cashless warrant exercises, Amount		$ 933	(933)
Conversion of preferred stock to common stock, Shares	(59)	2,950,000
Conversion of preferred stock to common stock, Amount		$ 2,950	(2,950)
Warrants issued for services			$ 7,469,492					$ 7,469,492
Equity issuance costs, Shares		671,785
Equity issuance costs, Amount
Employee stock options			$ 10,271,000					$ 10,271,000
Cancellation of share issuance, Shares		(30,000)
Cancellation of share issuance, Amount		$ (30)	$ (17,970)					(18,000)
Net loss						$ (23,575,248)		$ (23,575,248)
Noncontrolling interest						12,269	$ (12,269)
Ending Balance, Shares at Dec. 31, 2014	140	61,439,134
Ending Balance, Amount at Dec. 31, 2014		$ 60,767	$ 30,864,669	$ 435,930	$ 8,441	$ (32,421,145)	$ (12,269)	$ (1,063,607)
Warrants issued for services								4,462
Employee stock options								327,000
Net loss								(1,284,088)
Ending Balance, Amount at Mar. 31, 2015								$ (1,760,033)